29. Lease of use (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease Of Use Details 1
Total lease expenses	$ 85,399	$ 68,483	$ 42,440